UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 7/31/09

Item 1.  Reports to Stockholders.

BILTMORE MOMENTUM/DYNAMIC ETF FUND

Annual Report

July 31, 2009

1-866-722-1677

Distributed by Aquarius Fund Distributors, LLC

Member FINRA/SIPC

TO THE SHAREHOLDERS OF THE BILTMORE MOMENTUM/DYNAMIC ETF FUND

July 31, 2009

Performance & Reflections

The Biltmore Momentum/Dynamic ETF Fund (“ETFMX”) was launched on January 22, 2008. In the 12 months ending July 31, 2009, the Fund’s Class A shares returned a negative 13.65% (excluding sales charges) compared to a loss of 19.96% for the S&P 500 Index (“S&P 500”).  Over the last 6 months, the Fund’s Class A shares returned a negative 0.48% (excluding sales charges) compared to a gain of 21.18% for the S&P 500.  In the last 3 months, the Fund’s Class A shares returned a positive 0.86% (excluding sales charges) compared to a gain of 13.81% for the S&P 500.

Market & Portfolio Thoughts

The market dramatically deteriorated during quarters 3 and 4 of 2008 and quarter 1 of 2009. Credit conditions continued to worsen, affecting the housing market, the economy and the stock market for the negative.  The financial sector continued to be a major drag on the economy and the market.

ETFMX was in a defensive momentum position for most of the fiscal year and performed well in relation to the S&P 500 through March 2009.  However, as the market rallied in the 4 months prior to July 31, 2009, ETFMX lost significant ground against its benchmark.

Despite recent improvement in the market and continued positive economic news, we feel that continued economic and market growth is not sustainable and that the markets will remain volatile for some time.  Because of this expectation, the strategies underlying ETFMX have been called into question and may need significant change in order to navigate through the anticipated future.

Concluding Thoughts

Based upon many happenings (performance, economies of scale, available personnel, etc…) during the last 12 months associated with ETFMX, Capital Group, Inc. is seriously evaluating the underlying strategy of ETFMX and will make significant changes to both strategy and operation in the immediate future (which could include termination of the fund, change in fund manager or a combination of both).    Please refer to the footnotes of the accompanying financial statements for any discussion of events occurring subsequent to the completion of this letter.

Very truly yours,

Gilbert Greer

Note:  The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note: an investor may not invest directly in an index.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Biltmore Momentum/Dynamic ETF Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 602-273-1234.   The prospectus should be read carefully before investing. The Biltmore Momentum/Dynamic ETF Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

Mutual Funds involve risk including possible loss of principal.

1096-NLD-9/22/2009

The Biltmore Momentum/Dynamic ETF Fund

PORTFOLIO REVIEW

July 31, 2009 (Unaudited)

The Fund’s performance figures* for the year ending July 31, 2009, compared to its benchmarks:

	One Year	Inception** - July 31, 2009
The Biltmore Momentum/Dynamic ETF Fund – Class A	-13.65%	-11.23%
The Biltmore Momentum/Dynamic ETF Fund – Class A with load	-17.74%	-14.02%
S&P 500 Total Return Index	-19.96%	-14.86%
Russell 3000 Total Return Index	-20.21%	-14.25%

Comparison of the Change in Value of a $10,000 Investment

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   For performance information current to the most recent month-end, please call 1-866-722-1677.

** Inception date is January 22, 2008 for Class A shares.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt Funds	42.0%
Asset Allocation Funds	2.5%
Other, Cash & Cash Equivalents	55.5%
100.00%

Biltmore Momentum/Dynamic ETF Fund
PORTFOLIO OF INVESTMENTS
July 31, 2009
	Shares		Value
		EXCHANGE TRADED FUNDS - 44.5%
		ASSET ALLOCATION FUNDS - 2.5%
	10,616	Wisdom Tree Dreyfus Chinese Yuan Fund	$ 269,859

		DEBT FUNDS - 42.0%
	12,913	iShares Barclays 1-3 Year Treasury Bond Fund	1,080,689
	10,261	iShares Barclays MBS Bond Fund	1,087,974
	10,200	iShares iBoxx Investment Grade Corporate Bond Fund	1,065,492
	10,634	iShares S&P National Municipal Bond Fund	1,075,629
	4,870	SPDR DB International Government Inflation-Protected Bond ETF	263,905
			4,573,689

		TOTAL EXCHANGE TRADED FUNDS (Cost $4,762,458)	4,843,548

		SHORT-TERM INVESTMENTS - 55.6%
	6,053,262	Milestone Treasury Obligation Portfolio - Institutional Class, 0.01%**, 8/3/09
		(Cost $6,053,262)	6,053,262

		TOTAL INVESTMENTS - 100.1% (Cost $10,815,720) (a)	$ 10,896,810
		OTHER ASSETS & LIABILITIES - (0.1)%	(1,647)
		NET ASSETS - 100.0%	$ 10,895,163
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,815,720
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 90,376
		Unrealized Depreciation:	(9,286)
		Net Unrealized Appreciation:	$ 81,090

**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2009.

See accompanying notes to financial statements.

Biltmore Momentum/Dynamic ETF Fund
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2009

ASSETS
Investment securities:
At cost	$ 10,815,720
At value	$ 10,896,810
Receivable for Fund shares sold	7,000
Due from advisor	17,826
Dividends and interest receivable	9
Prepaid expenses and other assets	5,873
TOTAL ASSETS	10,927,518

LIABILITIES
Fees payable to affiliates	7,868
Distribution (12b-1) fees payable	1,121
Accrued expenses and other liabilities	23,366
TOTAL LIABILITIES	32,355
NET ASSETS	$ 10,895,163

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 12,251,398
Accumulated net investment loss	(106,122)
Accumulated net realized loss from security transactions	(1,331,203)
Net unrealized appreciation of investments	81,090
NET ASSETS	10,895,163

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 10,895,163
Shares of beneficial interest outstanding	1,323,564
Net asset value (Net Assets ÷ Shares Outstanding) and
redemption price per share (a)	$ 8.23
Maximum offering price per share
(maximum sales charges of 4.75%) (b)	$ 8.64

(a) Redemptions made within 1 year of purchase may be assessed a redemption fee of 2.00%.
(b) On investments of $100,000 or more, the sales charge/offering price is reduced.

See accompanying notes to financial statements.

Biltmore Momentum/Dynamic ETF Fund
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2009

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $901)	$ 172,687
Interest	7,442
TOTAL INVESTMENT INCOME	180,129

EXPENSES
Investment advisory fees	49,090
Administrative services fees	41,111
Professional fees	23,963
Accounting services fees	22,928
Transfer agent fees	16,311
Distribution (12b-1) fees	15,341
Trustees' fees and expenses	5,942
Compliance officer fees	1,475
Printing and postage expenses	428
Other expenses	1,885
TOTAL EXPENSES	178,474

Less: Fees waived/reimbursed by the Advisor	(74,301)
NET EXPENSES	104,173
NET INVESTMENT INCOME	75,956

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(1,207,733)
Net change in unrealized appreciation (depreciation) of investments	132,009
NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(1,075,724)
NET DECREASE IN NET ASSETS
FROM OPERATIONS	$ (999,768)

See accompanying notes to financial statements.

Biltmore Momentum/Dynamic ETF Fund
STATEMENTS OF CHANGES IN NET ASSETS

		For the
	For the	Period Ended
	Year Ended	July 31,
	July 31, 2009	2008 (a)
FROM OPERATIONS
Net investment income	$ 75,956	$ 2,234
Net realized loss from security transactions	(1,207,733)	(230,877)
Net change in unrealized appreciation (depreciation) of investments	132,009	(50,919)
Net decrease in net assets resulting from operations	(999,768)	(279,562)

FROM DISTRIBUTION TO SHAREHOLDERS
From net investment income:	(88,222)	-
Net decrease in net assets resulting from distributions to shareholders	(88,222)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,645,199	8,015,761
Net asset value of shares issued in
reinvestment of distributions to shareholders	12,952	-
Redemption fee proceeds	15,713	3,042
Payments for shares redeemed	(1,277,810)	(152,142)
Net increase in net assets from shares of beneficial interest	4,396,054	7,866,661

TOTAL INCREASE IN NET ASSETS	3,308,064	7,587,099

NET ASSETS
Beginning of Period	7,587,099	-
End of Period *	$ 10,895,163	$ 7,587,099
* Includes accumulated net investment income (loss) of:	$ (106,122)	$ 9,297

SHARE ACTIVITY
Class A:
Shares Sold	687,248	800,542
Shares Reinvested	1,520	-
Shares Redeemed	(150,716)	(15,030)
Net increase in shares of beneficial interest outstanding	538,052	785,512

(a) Biltmore Momentum/Dynamic ETF Fund commenced operations January 22, 2008.

See accompanying notes to financial statements.

Biltmore Momentum/Dynamic ETF Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A Shares

	Year	Period
	Ended	Ended
	July 31,	July 31,
	2009	2008(1)
Net asset value,
beginning of period	$ 9.66	$ 10.00

Activity from investment operations:
Net investment income (2)	0.11	0.00	(3)
Net realized and unrealized
loss on investments	(1.44)	(0.34)
Total from investment operations	(1.33)	(0.34)

Paid-In Capital from Redemption Fees	0.02	0.00	(3)

Less distributions from:
Net investment income	(0.12)	-
Total distributions	(0.12)	-

Net asset value, end of period	$ 8.23	$ 9.66

Total return (4)	(13.65)%	(3.40)%	(9)

Net assets, end of period (000s)	$ 10,895	$ 7,587

Ratio of gross expenses to average
net assets (5)(6)	2.65%	2.98%	(8)
Ratio of net expenses to average
net assets (6)	1.70%	1.70%	(8)
Ratio of net investment income
to average net assets (7)	1.24%	0.06%	(8)

Portfolio Turnover Rate	337%	76%	(9)

(1)	Class A shares of the Biltmore Momentum/Dynamic ETF Fund commenced operations on January 22, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share date for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Annualized for periods less than one year.
(9) Not annualized.

See accompanying notes to financial statements.

Biltmore Momentum/Dynamic ETF Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2009

1.

ORGANIZATION

Biltmore Momentum/Dynamic ETF Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund offers Class A shares, and seeks long-term growth of capital.

Class A shares are offered at net asset value plus a maximum sales charge of 4.75%.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued daily at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Biltmore Momentum/Dynamic ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 4,843,548	$ -	$ -	$ 4,843,548
Short-Term Investments	-	6,053,262	-	6,053,262
Total	$ 4,843,548	$ 6,053,262	$ -	$ 10,896,810

The Fund did not hold any Level 3 securities during the period.

New Accounting Pronouncements - In June 2009, the FASB issued SFAS 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidelines contained in the Codification carry an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

Biltmore Momentum/Dynamic ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.    Dividends and distributions to shareholders are recorded on ex-date.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  Effective December 31, 2007, the Fund became subject to the Financial Accounting Standards Board (“FASB”) FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006-2008), or expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended July 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $16,557,401 and $17,431,424, respectively, for the Fund.

Biltmore Momentum/Dynamic ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Capital Group Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with each Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.70% per annum of the Fund’s average daily net assets.   During the year ended July 31, 2009, the Advisor waived fees totaling $49,090 and reimbursed fees in the amount of $25,211.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.70% of average daily net assets. If the Operating Expenses subsequently exceed 1.70% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.   As of July 31, 2009, the Advisor has $45,738 of waived/reimbursed expenses that may be recovered no later than July 31, 2011 and $74,301 of waived/reimbursed expenses that may be recovered no later than July 31, 2012.   During the year ended July 31, 2009, the Advisor did not recapture any fees previously waived/reimbursed.

Biltmore Momentum/Dynamic ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A shares and is paid to Northern Lights Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares.   The Distributor is an affiliate GFS.   On sales of the Fund’s Class A shares for the year ended July 31, 2009, the Distributor did not receive any front-end sales charges.

The Fund pays its pro rata share of a total fee of $7,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.

The Fund pays GFS a base annual fee of $24,000 and an additional $6,000 for each class above one, plus a basis point fee in decreasing amounts as fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Biltmore Momentum/Dynamic ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class. The per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees collected for the year ended July 31, 2009 was $811.   The fees listed in “Other expenses” on the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended July 31, 2009, the Fund incurred expenses of $1,475 for compliance services pursuant to the Trust’s Agreement with NLCS.   Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended July 31, 2009, GemCom collected amounts totaling $1,724 for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 1 year. The redemption fee is paid directly to the Fund.  For the year ended July 31, 2009, the Fund assessed $15,713 in redemption fees.

Biltmore Momentum/Dynamic ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following periods was as follows:

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis accumulated net investment loss and accumulated net realized loss from security transactions is attributable to post October losses on foreign currency.

At July 31, 2009, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through July 31, 2017 of $522,293.

Foreign currency and capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $106,122 and $808,910 of such foreign currency and capital losses, respectively.

Permanent book and tax differences, attributable to accumulated net investment loss, grantor trust adjustments and partnership adjustments resulted in reclassifications for the year ended July 31, 2009 as follows: a decrease in paid-in capital of $11,317; an increase in accumulated net investment losses of $103,153; and a decrease in accumulated net realized loss from investments of $114,470.

Biltmore Momentum/Dynamic ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

7. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in Milestone Funds - Treasury Obligations Portfolio (the “Portfolio”), a registered open-end fund incorporated in the USA. The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  As of July 31, 2009, the percentage of the Fund’s net assets invested in the Portfolio was 55.60%.

8. SUBSEQUENT EVENT

In May of 2009, the Financial Accounting Standards Board (“FASB”) issued SFAS 165, Subsequent Events (“SFAS 165”).   The Fund has adopted SFAS 165 with these financial statements.   SFAS 165 requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, SFAS 165 requires the Fund to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements on September 28, 2009, and has noted the following events:

In July, 2009, Capital Group, Inc. ("Capital Group") provided notice to the officers of the Trust of its intent to resign as investment advisor to the Fund effective August 10, 2009.  At an in-person meeting of the Board of Trustees held on August 5, 2009 (the "Board Meeting"), the Board agreed to accept the resignation of Capital Group effective upon the hiring of an interim investment adviser for the Fund. Also at the August 5, 2009 meeting, the Board approved an Interim Investment Advisory Agreement (the "Interim Agreement") between Winans International, Inc. ("Winans") and the Trust applicable to the Fund.  The terms of the Interim Agreement are substantially identical to the terms of the investment advisory agreement that existed between Capital Group and the Trust.  Additionally, the Board received information regarding WI Mutual Funds, LLC ("WI Mutual Funds"), a newly formed investment adviser that was being proposed as the new investment adviser for the Fund pursuant to a new advisory agreement (the “Advisory Agreement”) following the termination of the Interim Agreement.  The Advisory Agreement is subject to shareholder approval and proxies will be mailed to shareholders in October, 2009.  WI Mutual Funds has proposed that if the Advisory Agreement is approved by shareholders, it will enter into a Sub-Advisory Agreement with Winans, and Winans

Biltmore Momentum/Dynamic ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

would be responsible for the day-to-day management of the Fund's assets.  The Sub-Advisory Agreement is also subject to shareholder approval.

At the Board Meeting, the Board also received information from representatives of Winans regarding proposed changes to the Fund's investment objective and strategies.  The Board approved a change in the Fund's investment objective from "long term growth of capital" to "total return.”  Also, under normal market conditions, the Fund was previously required to invest at least 80% of its assets in exchange traded funds (ETFs).  The Board approved eliminating the 80% ETF investment requirement, although it was noted that Winans intends to maintain a substantial investment in ETFs while managing the Fund under the new Sub-Advisory Agreement.  Notice of the proposed changes was provided to shareholders by way of a supplement dated August 10, 2009 to the Fund's current prospectus.  It is proposed that the changes will take effect upon the effective date of the new Advisory Agreement and Sub-Advisory Agreement, if approved by shareholders.   It is also proposed that if the Interim Advisory Agreement is ratified and the Advisory and Sub-Advisory Agreements are approved by shareholders, upon the effective date of the new agreements, the name of the Fund be changed to the Winans Equity Long/Short Fund to reflect the new investment adviser and sub-adviser and to reflect the changes investment objective and investment strategies.

Lastly, at the Board Meeting the Board approved a change in the load structure and share classification for the Fund, effective upon the approval of the proposed Advisory Agreement and Sub-Advisory Agreement.  The Fund currently has a Class A and Class C share class, although there currently are no Class C shares outstanding.  The Class A shares impose a 4.75% maximum sales charge as a percentage of the offering price.  The Fund also imposes a 0.25% Distribution and/or Service Fee pursuant to the Fund's Rule 12b-1 Plan on all shares.  Upon approval of the Advisory Agreement and Sub-Advisory Agreement, all outstanding Class A shares will be renamed “no-load shares”.  Shareholders who purchased shares of the Fund subject to the sales load will have the load waived on any future purchases made after the effective date of the Advisory and Sub-Advisory Agreements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Biltmore Momentum/Dynamic ETF Fund

We have audited the accompanying statement of assets and liabilities of Biltmore Momentum/Dynamic ETF Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of July 31, 2009, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and the period January 22, 2008 (commencement of operations) through July 31, 2008.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Momentum/Dynamic ETF Fund as of July 31, 2009, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and the period January 22, 2008 through July 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

September 28, 2009

Biltmore Momentum/Dynamic ETF Fund

EXPENSE EXAMPLES

July 31, 2009 (Unaudited)

As a shareholder of the Biltmore Momentum/Dynamic ETF Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Biltmore Momentum/Dynamic ETF Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 through July 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Biltmore Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Momentum/Dynamic ETF Fund	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Expenses Paid During Period* 2/1/09 – 7/31/09	Expense Ratio During Period** 2/1/09 – 7/31/09
Actual	1,000.00	995.20	8.46	1.70
Hypothetical (5% return before expenses)	1,000.00	1,016.45	8.55	1.70

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

Biltmore Momentum/Dynamic ETF Fund

SUPPLEMENTAL INFORMATION

July 31, 2009 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a Board meeting held on February 27, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the re-approval of an investment advisory agreement (the “Agreement”) between Capital Group, Inc. (“Capital Group” or the “Adviser”) and the Trust, on behalf of Biltmore Momentum/Dynamic ETF Fund (the  “Fund”).  In considering the Agreement, the Board interviewed a representative from the Adviser and received materials specifically relating to the Agreement. These materials included: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its Fund-related operations; and (g) the Fund’s performance compared with key indices.

In its consideration of the re-approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Agreement included the following:

Nature, Extent and Quality of Services.  A presentation was given by a representative of the Adviser regarding the Fund’s investment strategies. The Trustees discussed with a representative of the Adviser the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed Capital Group’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund. The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered Capital Group’s past performance as well as other factors relating to its track record.  The Trustees discussed the performance of the Fund since its inception. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that Capital Group charges a 0.80% annual advisory fee based upon the net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds. The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund currently receive from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that the Adviser’s level of profitability from its relationship to the Fund is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously re-approved the Agreement.

Biltmore Momentum/Dynamic ETF Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2009

Approval of Advisory Agreements – Biltmore Momentum/Dynamic ETF Fund

At the Board Meeting held on August 5, 2009 (the “Meeting”), the Trustees, including the Independent Trustees, evaluated the impact on the Fund of Capital Group's resignation as investment adviser and the changes to the Fund's investment objective, strategies and load structure proposed by WI Mutual Funds, LLC (“WI Mutual Funds”).  In evaluating the impact on the Fund, the Board, including the Independent Trustees, requested and reviewed materials furnished by WI Mutual Funds and Winans International, Inc. (“Winans”), and discussed the Interim Agreement, Advisory Agreement and Sub-Advisory Agreement (collectively "Advisory Agreements").

The President of the Trust stated that given the impending resignation of Capital Group, the investment adviser for the Fund, the Board should consider the approval of an interim investment advisory agreement between the Trust, on behalf of the Fund, and Winans, and should further consider the Fund’s final investment advisory and sub-advisory agreements between the Trust and WI Mutual Funds, and WI Mutual Funds and Winans, respectively.  The Trustees noted that the terms of the Interim Agreement are substantially identical to the terms of the investment advisory agreement between Capital Group and the Trust.  It was further noted that WI Mutual Funds, a newly formed investment adviser, is being proposed as the new investment adviser for the Fund and Winans will act as the Fund’s sub-adviser following the termination of the Interim Agreement if the Advisory and Sub-Advisory Agreements are approved by shareholders. The Board noted that WI Mutual Funds is under common control with Winans.  The Board further noted that it had approved a name change for the Fund to the Winans Equity Long/Short Fund and had approved changes to the Fund's investment objective, policies and restrictions, subject to 60 days advance notice to shareholders.

The Board reviewed with its counsel its duties with respect to the approval of investment advisory agreements.  The Board took note of the factors that it must consider, including, but not limited to, the following: the nature, extent and quality of the services provided by the investment adviser to the fund; the investment performance of the fund and the investment adviser; the costs of the services to be provided to the fund; the extent to which economies of scale to the benefit of shareholders and the profits to be realized by the adviser and its affiliated from the relationship with the fund.

Nature, Extent and Quality of Services.  The Board noted that Winans and WI Mutual Funds previously had provided the Trustees with materials related to the Agreements for the Fund, including information on the firms' investment performance with its existing clients and through investment models.  The Board reviewed the financial statements of Winans and WI Mutual Funds and concluded that each adviser was sufficiently capitalized to meet its obligations to the Fund.  Representatives from the Adviser and Sub-Adviser then made a presentation regarding the investment objective and strategies of the Fund.  It was noted that the investment objective of the Fund will be total return and that Winans and WI Mutual Funds would implement a top-down market momentum long/short investment strategy that combines purchases and short sales of primarily ETFs.  The Board was informed that Winans was started in 1992 and currently manages approximately $100 million in equity and fixed income assets for 130 clients.  The Board was provided details regarding the investment experience of the Fund’s proposed portfolio managers.  The Board then received information regarding Winans' and WI Mutual Funds' investment philosophy for the Fund, including the portfolio managers' use of economic trends and security price momentum.  With respect to the presentations that were given by the personnel of Winans regarding the Fund, the Trustees discussed the extent of Winans' and WI Mutual Fund's research capabilities and the experience of its fund management personnel.  The Trustees concluded that Winans and WI Mutual Funds have the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because Winans had not yet assumed advisory control of the Fund, the Trustees could not consider the investment performance of the Fund.  The Board noted that WI Mutual Funds will act as the adviser to the Fund and Winans will continue to manage the Fund as the sub-adviser after the effective date of the proposed Advisory and Sub-Advisory Agreements.  The Board, including the Independent Trustees, considered Winans’ past performance with its existing accounts, as well as other factors relating to Winans’ track record.  The Board concluded that Winans' past performance was acceptable.

Biltmore Momentum/Dynamic ETF Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2009

Fees and Expenses.  The Board noted that the Winans and WI Mutual Funds would charge performance based annual advisory and sub-advisory fees on the average net assets of the Fund.  Additionally, the Board noted that the Adviser would agreed to cap expenses and reimburse fees in excess of 2.50% of the average daily net assets of the Fund.  The Trustees discussed the fact that the increase in advisory fee was warranted because of the different investment style and that the expense cap, although higher due primarily to the increased advisory fee, was not unduly burdensome on shareholders.  The Board then discussed the comparison of management fees and total operating expense data.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that Winans and WI Mutual Fund's proposed advisory fees and the Fund's resulting overall expense ratio were acceptable in light of the quality of the services the Fund expected to receive from Winans and WI Mutual Funds, and the level of fees paid by funds in the peer group reviewed by the Board.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale with respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, next considered the anticipated profits to be realized by the advisers in connection with the operation of the Fund and whether the amount of profits are fair entrepreneurial profits for the management of the Fund.  The Board also considered the profits to be realized by the advisers from other activities related to the Fund.  The Trustees concluded that because of the Fund's expense limitation agreement and the expected asset levels, they were satisfied that each adviser’s level of profitability from its relationship with the Fund would not be excessive.

The Board then met in executive session to discuss the prospective Adviser and Sub-Adviser and proposed Advisory Agreements.  Thereafter, the meeting resumed.

Conclusion.  Having requested and received such information from the advisers as the Board believed to be reasonably necessary to evaluate the terms of the proposed Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the proposed Agreements were fair and reasonable and that approval of the Agreements was in the best interests of the Trust and the shareholders of the Fund.

Biltmore Momentum/Dynamic ETF Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan*** Age: 65	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation	45	AdvisorOne Funds (10 portfolios)
Anthony J. Hertl Age: 59	Trustee Since 2005	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	45	AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust
Gary W. Lanzen Age: 55	Trustee Since 2005	Chief Investment Officer (2006 – present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company)	45	AdvisorOne Funds (10 portfolios)
Mark H. Taylor Age: 45	Trustee Since 2007	Professor,Department of Accountancy, Weatherhead School of Management, Case Western Reserve University since July 2009; Member, John P. Begley Endowed Chair in Accounting, Creighton University 2002-2009; Auditing Standards Board, AICPA since 2008.	45	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Biltmore Momentum/Dynamic ETF Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2009 (Unaudited)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola**** Age: 57	Trustee Since 2005	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC; Director of Constellation Trust Company.	45	AdvisorOne Funds (10 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	President Since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (3/2006 – 5/2008); Manager (since 3/2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 47	Secretary Since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

			N/A	N/A

Biltmore Momentum/Dynamic ETF Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2009 (Unaudited)

Interested Trustees and Officers (continued)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 39	Treasurer Since June 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2008 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (2004 - Present).

			N/A	N/A
Lynn Bowley 4020 So. 147th Street Omaha, NE 68137 Age: 50	Chief Compliance Officer Since June 2007	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

***From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

**** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Funds' Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-866-722-1677 to request a copy of the SAI or to make shareholder inquiries.

Biltmore Momentum/Dynamic ETF Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2009

FINANCIAL STATEMENTS OF UNDERLYING FUND

As discussed in Note 7 to the financial statements of the Biltmore Momentum/Dynamic ETF Fund, the following pages will include the financial statements of the aforementioned underlying fund, the Milestone Funds - Treasury Obligations Portfolio (the “Portfolio”).   The pages have been extracted from the latest audited annual report published for the Portfolio, dated November 30, 2008.   The full report of the Milestone Funds, along with the report of the independent registered public accounting firm is included in the Milestone Funds’ N-CSR filing dated January 28, 2009, available at ‘www.sec.gov’.  Only data presented for the Milestone Funds – Treasury Obligations Portfolio is pertinent to the overall review of the financial statements of the Biltmore Momentum/Dynamic ETF Fund.   Following the pages extracted from the November 30, 2008 report, the reader will find an unaudited portfolio of holdings for the Milestone Funds - Treasury Obligations Portfolio as of July 31, 2009.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments

NOVEMBER 30, 2008
($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)
U.S. Government Obligations — 32.4%				
U.S. Treasury Bills* — 32.4%				
	$ 25,000	2.29%-2.32%	12/4/08	$ 24,995
	25,000	2.25%-2.27%	12/11/08	24,984
	10,000	2.25%	12/18/08	9,990
	25,000	2.29%	12/26/08	24,961
	85,000	0.71%-0.81%	1/2/09	84,942
	15,000	1.51%	1/8/09	14,976
	10,000	0.86%	1/15/09	9,989
	15,000	1.06%	4/2/09	14,947
	20,000	1.00%	4/9/09	19,929
	45,000	1.07%-1.10%	4/16/09	44,816
	15,000	1.80%	4/23/09	14,893
	30,000	1.48%-1.57%	4/29/09	29,813
	120,000	1.26%-1.65%	6/4/09	119,063
	50,000	1.48%-1.49%	6/24/09	49,579
	32,464	1.35%-1.36%	7/2/09	32,208
	25,000	1.06%-1.08%	7/30/09	24,823
Total U.S. Government Obligations (Cost $544,908)				544,908
Repurchase Agreements — 67.6%				
Bank of America Securities LLC, dated 11/28/08, repurchase price $82,002 (Collateralized by: U.S. Treasury Bill: $83,643 1/22/09; aggregate market value plus accrued interest $83,640)				
	82,000	0.35%	12/1/08	82,000
Barclays Capital Management, Inc., dated 11/28/08, repurchase price $315,005 (Collateralized by: U.S. Treasury Note: $314,556, 4.875%, 5/15/09; aggregate market value plus accrued interest $321,300)				
	315,000	0.20%	12/1/08	315,000
BNP Paribas Securities Corp., dated 11/28/08, repurchase price $400,009 (Collateralized by: U.S. Treasury Bills: $402,037, 7/2/09-10/22/09; U.S. Treasury Note: $6,730,900, 3.875%, 1/15/09; aggregate market value plus accrued interest $408,000)				
	400,000	0.27%	12/1/08	400,000

See notes to financial statements.

5

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments (Continued)

NOVEMBER 30, 2008

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)
Repurchase Agreements — 67.6% (Continued)				
Deutsche Bank Securities, Inc., dated 11/28/08, repurchase price $214,404 (Collateralized by: U.S. Treasury Note: $207,327, 6.000%, 8/15/09; aggregate market value plus accrued interest $218,688)				
	214,400	0.20%	12/1/08	$214,400
Deutsche Bank Securities, Inc., dated 9/9/08, repurchase price $50,414 (Collateralized by: U.S. Treasury Notes: $48,351, 4.750%-6.000%, 8/15/09-1/31/12; aggregate market value plus accrued interest $51,000)				
	50,000	2.04%	2/2/09	50,000
UBS Securities LLC, dated 11/28/08, repurchase price $75,002 (Collateralized by: U.S. Treasury Notes: $71,225, 1.500%-5.000%, 11/30/08-10/31/13; aggregate market value plus accrued interest $76,504)				
	75,000	0.35%	12/1/08	75,000
Total Repurchase Agreements (Cost $1,136,400)				1,136,400
Total Investments (Cost $1,681,308) — 100.0%				1,681,308
Liabilities in excess of other assets — (0.0)%				(623)
Net Assets — 100.0%				$1,680,685

* Coupon rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

See notes to financial statements.

6

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statement of Assets and Liabilities

NOVEMBER 30, 2008

ASSETS:	
Investments, at value and cost (note 1)	$ 544,907,870
Repurchase agreements, at value and cost (note 1)	1,136,400,000
Cash	80,603
Interest receivable	257,569
Prepaid expenses	1,761
Total assets	1,681,647,803
LIABILITIES:	
Dividends payable	459,044
Advisory fee payable	131,125
Administration fee payable	44,253
Distribution fee payable — Premium & Administrative Shares	43,858
Shareholder service fee payable	31,465
Accrued expenses	253,392
Total liabilities	963,137
NET ASSETS	$ 1,680,684,666
NET ASSETS BY CLASS OF SHARES:	
Investor Shares	$ 164,935,638
Institutional Shares	606,164,761
Financial Shares	763,007,316
Premium Shares	95,718,353
Administrative Shares	50,858,598
NET ASSETS	$ 1,680,684,666
SHARES OUTSTANDING:	
Investor Shares	164,901,712
Institutional Shares	606,025,886
Financial Shares	763,040,254
Premium Shares	95,755,430
Administrative Shares	50,857,825
NET ASSET VALUE PER SHARE	$ 1.00
COMPOSITION OF NET ASSETS:	
Shares of beneficial interest	$ 1,680,575,799
Accumulated net realized gain	108,867
NET ASSETS	$ 1,680,684,666

See notes to financial statements.

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Statement of Operations

FOR THE YEAR ENDED NOVEMBER 30, 2008

INVESTMENT INCOME:	
Interest	$44,873,524
EXPENSES (note 2):	
Advisory fees	1,966,117
Administration fees	786,448
Shareholder service fees:	
Investor Shares	539,222
Institutional Shares	942,800
Financial Shares	312,706
Premium Shares	245,616
Administrative Shares	172,766
Distribution fees:	
Premium Shares	254,216
Administrative Shares	577,186
Custodian fees and expenses	147,220
Transfer agent fees and expenses	122,490
Legal fees	96,752
Publication expenses and rating service fees	89,886
Accounting service fees	59,769
Cash management fees	58,708
Trustees' fees	37,253
Insurance expense	33,844
Compliance fees	32,515
Report to shareholders	30,654
Audit fees	30,340
Registration and filing fees	28,463
Other expenses	4,186
Total expenses before reimbursement	6,569,157
Reimbursement	(1,236,828)
Earnings credit adjustment	(21,778)
Net Expenses	5,310,551
NET INVESTMENT INCOME	39,562,973
NET REALIZED GAIN ON INVESTMENTS	36,239
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,599,212

See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO
Statements of Changes in Net Assets

	For the year ended November 30, 2008	For the year ended November 30, 2007
INCREASE (DECREASE) IN NET ASSETS:		
OPERATIONS:		
Net investment income	$ 39,562,973	$ 104,682,203
Net realized gain on investments	36,239	13,841
Net increase in net assets resulting from operations	39,599,212	104,696,044
DISTRIBUTIONS TO SHAREHOLDERS:		
Net investment income — Investor Shares	(4,150,947)	(12,367,859)
Net investment income — Institutional Shares	(20,259,636)	(50,263,015)
Net investment income — Financial Shares	(12,576,890)	(35,451,992)
Net investment income — Premium Shares	(1,552,877)	(4,692,839)
Net investment income — Administrative Shares	(1,022,623)	(1,906,498)
Net realized gain on investments — Investor Shares	(2,355)	(1,165)
Net realized gain on investments — Institutional Shares	(10,295)	(5,010)
Net realized gain on investments — Financial Shares	(6,903)	(3,137)
Net realized gain on investments — Premium Shares	(1,307)	(545)
Net realized gain on investments — Administrative Shares	(870)	(208)
Total distributions to shareholders	(39,584,703)	(104,692,268)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:		
Sale of shares — Investor Shares	588,267,646	742,020,302
Sale of shares — Institutional Shares	6,638,249,011	6,277,855,974
Sale of shares — Financial Shares	9,896,545,614	10,926,977,529
Sale of shares — Premium Shares	393,158,352	379,541,548
Sale of shares — Administrative Shares	236,543,047	275,451,643
Reinvested dividends — Investor Shares	1,079,679	2,442,940
Reinvested dividends — Institutional Shares	7,124,333	19,786,504
Reinvested dividends — Financial Shares	6,376,001	18,928,644
Cost of shares repurchased — Investor Shares	(729,211,769)	(913,704,164)
Cost of shares repurchased — Institutional Shares	(7,420,833,559)	(5,823,996,660)
Cost of shares repurchased — Financial Shares	(9,678,834,023)	(11,076,852,096)
Cost of shares repurchased — Premium Shares	(393,951,275)	(452,356,452)
Cost of shares repurchased — Administrative Shares	(241,241,365)	(266,503,791)
Net increase (decrease) in net assets from shares of beneficial interest	(696,728,308)	109,591,921
Total increase (decrease)	(696,713,799)	109,595,697
NET ASSETS:		
Beginning of year	2,377,398,465	2,267,802,768
End of year	$ 1,680,684,666	$ 2,377,398,465

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

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Notes to Financial Statements

NOVEMBER 30, 2008

NOTE 1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Premium Shares and Administrative Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Premium Shares on May 20, 1997 and Administrative Shares on September 6, 2006. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Valuation of Securities — Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

Fair Value Measurement — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurement" (FAS 157). FAS 157 establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Statement is effective for fair value measures already required or permitted by other standards for fiscal years beginning after November 15, 2007. The Fund was required to adopt FAS 157 beginning on December 1, 2007. As a result of the adoption of FAS 157 there was no impact on the financial statements or the manner for which fair valued is determined. The Fund utilize various inputs in determining the value of it's investments. These inputs are summarized in the three broad levels as follows: Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of November 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$ —	$ —
Level 2 - Other Significant Observable Inputs	1,681,307,870	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,681,307,870	$ —

Repurchase Agreements — The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the

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TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

NOVEMBER 30, 2008

investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Security Transactions — Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 2008 is substantially the same as shown on the accompanying portfolio of investments.

Multiple Class Allocations — Each share of the Portfolio's five classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees, Administration fees, certain Transfer Agent fees, and certain registration fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Income Taxes — It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund's tax returns to determine whether the tax positions are "more-likely-than- not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the current period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On May 31, 2008, the Portfolio implemented FIN 48 which supplements FASB 109, "Accounting for Income Taxes". Management has analyzed the Portfolio's tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005-2008) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

Interest Income and Dividends to Shareholders — Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains earned by the Portfolio are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

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TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

NOVEMBER 30, 2008

Accounting Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at annual rates up to 0.25% of the average daily net assets of the Investor Shares, Premium Shares and Administrative Shares, up to 0.10% of the average daily net assets of the Institutional Shares, and up to 0.05% of the average net assets of the Financial Shares. For the year ended November 30, 2008, for these services, the Adviser charged fees, prior to any waivers, at annual rates equal to 0.25% 0.10%, 0.05%, 0.25% and 0.25% of the daily average net asses of the Investor Shares, Institutional Shares, Financial Shares, Premium Shares and Administrative Shares, respectively. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the year ended November 30, 2008, the Adviser agreed to waive any portion of its Shareholder Service fees and reimburse any other expenses in order to limit the total expenses of the Investor Shares, Institutional Shares and Financial Shares to 0.45%, 0.20% and 0.15% of their average daily net assets, respectively. As a result, for the year ended November 30, 2008, the Adviser received Shareholder Service fees equal to annual rates of 0.23% and 0.01% of the average daily net assets of the Investor Shares and Financial Shares, respectively. For the year ended November 30, 2008, the Adviser received no Shareholder Service fees from the Institutional Shares and also reimbursed the Portfolio for other expenses for the Investor Shares, Institutional Shares, Financial Shares and Premium Shares in the amount of $45,772, $943,383, $246,777 and $896 in order to limit the total expense of the Investor Shares, Institutional Shares, Financial Shares and Premium Shares to 0.45%, 0.20%, 0.15% and 0.65%, respectively, of its average daily net assets, as described above.

The Trust has adopted a Distribution Plan for the Premium Shares and Administrative Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares and Administrative Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares and Administrative Shares at annual rates of up to 0.35% of the average daily net assets of the Premium Shares and 0.75% of the average daily net assets of the Administrative Shares. For the year ended November 30, 2008, pursuant to this plan, the Adviser charged fees, prior to any waivers, at an annual rate equal to 0.25% and 0.75% of the average daily net assets of the Premium Shares and Administrative Shares, respectively. The plan will only make payment for expenses actually

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TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

NOVEMBER 30, 2008

incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 2008, there were no unreimbursed expenses.

During the year ended November 30, 2008, shareholder servicing expenses were reduced to 0.24% and 0.22%, respectively, of the average daily net assets for the Premium Shares and Administrative Shares. Also during the year ended November 30, 2008, distribution expense was reduced to 0.72% of the average daily net assets for the Administrative Shares.

For the current fiscal year, the Adviser has agreed to waive any portion of distribution expenses in order to limit the total expenses of the Premium Shares and Administrative Shares up to 0.65% and 1.20% of the average daily net assets, respectively. During the year ended November 30, 2008, the total expenses of the Premium Shares and Administrative Shares did not exceed their limits.

For the year ended November 30, 2008, the Portfolio under the servicing agreements with The Bank of New York Mellon received earnings credit offsets against the custody and cash management expenses of $15,240 and $6,538, respectively.

The Adviser also serves as administrator (the "Administrator") to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective net assets.

During the year ended November 30, 2008, the Portfolio paid administration fees attributable to each class as follows:

Investor Shares:	$153,776
Institutional Shares:	574,005
Financial Shares:	48,293
Premium Shares:	5,813
Administrative Shares:	4,561

In addition, the Administrator has a sub-administration agreement with The Bank of New York Mellon (the "Sub-Administrator"). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned from the Administrator $100,000 during the year ended November 30, 2008.

ALPS Fund Services, Inc. is the Trust's transfer agent, and ALPS Distributors, Inc. is the dividend disbursing agent, and also the Trust's Distributor of the Portfolio's shares, pursuant to a Distribution Agreement with the Trust. The Distributor is an affiliate of the Trust's transfer agent. The Distributor is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Distribution Agreement.

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TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

NOVEMBER 30, 2008

NOTE 3. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended November 30, 2008 and November 30, 2007 were attributed to ordinary income.

As of November 30, 2008, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings
Treasury Obligations Portfolio	$108,867	—	$108,867

NOTE 4. SUBSEQUENT EVENTS

At the Special Meeting of Shareholders held on December 19, 2008, the following proposal was approved.

Effective immediately, the new investment advisory agreement between the Trust, on behalf of the Portfolio, and the Adviser replaced the current investment advisory agreement.

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TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights

	Investor Shares				
	For the year ended November 30, 2008	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004
Per share operating performance for a share outstanding throughout the year					
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.017	0.046	0.044	0.025	0.008
Dividends from net investment income	(0.017)	(0.046)	(0.044)	(0.025)	(0.008)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	1.74%	4.71%	4.51%	2.58%	0.84%
Ratios/supplemental data					
Ratios to average net assets:					
Expenses (b)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	1.92%	4.62%	4.43%	2.55%	0.80%
Net assets at the end of the year (000's omitted)	$164,936	$304,798	$474,039	$314,742	$306,951

(a) Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b) Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.02%, 0.03%, 0.03%, 0.03%, and 0.03% for each of the respective periods presented.

See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Institutional Shares				
	For the year ended November 30, 2008	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004
Per share operating performance for a share outstanding throughout the year					
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.020	0.049	0.047	0.028	0.011
Dividends from net investment income	(0.020)	(0.049)	(0.047)	(0.028)	(0.011)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	1.99%	4.98%	4.77%	2.83%	1.09%
Ratios/supplemental data					
Ratios to average net assets:					
Expenses (b)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.15%	4.85%	4.67%	2.78%	1.02%
Net assets at the end of the year (000's omitted)	$606,165	$1,381,619	$907,971	$578,250	$618,270

(a) Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b) Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.10%, 0.09%, 0.08%, 0.03%, and 0.03%, for each of the respective periods presented.

See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Financial Shares				
	For the year ended November 30, 2008	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004
Per share operating performance for a share outstanding throughout the year					
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.020	0.049	0.047	0.028	0.011
Dividends from net investment income	(0.020)	(0.049)	(0.047)	(0.028)	(0.011)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	2.04%	5.03%	4.82%	2.88%	1.14%
Ratios/supplemental data					
Ratios to average net assets:					
Expenses (b)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	2.01%	4.91%	4.67%	2.84%	1.09%
Net assets at the end of the year (000's omitted)	$763,007	$538,914	$669,859	$1,075,395	$910,176

(a) Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b) Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.04%, 0.03%, 0.03%, 0.04%, and 0.03%, for each of the respective periods presented.

See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Premium Shares				
	For the year ended November 30, 2008	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004
Per share operating performance for a share outstanding throughout the year					
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.015	0.044	0.042	0.024	0.007
Dividends from net investment income	(0.015)	(0.044)	(0.042)	(0.024)	(0.007)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	1.55%	4.52%	4.32%	2.40%	0.69%
Ratios/supplemental data					
Ratios to average net assets:					
Expenses	0.64%(c)	0.64%(c)	0.63%(b)	0.63%(b)	0.60%(b)
Net investment income	1.53%	4.44%	4.25%	2.32%	0.64%
Net assets at the end of the year (000's omitted)	$95,718	$96,511	$169,326	$154,035	$192,213

(a) Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b) Net of advisory and distribution fees waived of 0.01%, 0.03%, and 0.03%, for each of the respective periods presented.

(c) Distribution fee waived represents less than 0.001% for each of the respective periods presented.

See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Administrative Shares		
	For the year ended November 30, 2008	For the year ended November 30, 2007	For the period September 6, 2006* through November 30, 2006
Per share operating performance for a share outstanding throughout the period			
Beginning net asset value per share	$1.00	$1.00	$1.00
Net investment income	0.011	0.039	0.010
Dividends from net investment income	(0.011)	(0.039)	(0.010)
Ending net asset value per share	$1.00	$1.00	$1.00
Total return (a)	1.12%	3.97%	0.97%
Ratios/supplemental data			
Ratios to average net assets:			
Expenses	1.08%	1.17%(d)	1.20%(b)(c)
Net investment income	1.27%	3.89%	4.11%(c)
Net assets at the end of the period (000's omitted)	$50,859	$55,556	$46,608

* Commencement of offering of shares.

(a) Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b) Net of distribution fees waived of 0.01%, for the respective periods presented.

(c) Annualized.

(d) Distribution fees waived represents less than 0.001% for the period presented.

See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses

NOVEMBER 30, 2008

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium & Administrative Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended November 30, 2008.

Actual Expenses

The first line of each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divide by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Funds. To do so, compare this 5% hypothetical example with the hypothetical example that appears in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 06/01/08	Ending Account Value 11/30/08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Treasury Obligations Portfolio – Investor Shares				
Actual	$1,000.00	$1,005.66	0.45%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.27
Treasury Obligations Portfolio – Institutional Shares				
Actual	$1,000.00	$1,006.92	0.20%	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.20%	$1.01
Treasury Obligations Portfolio – Financial Shares				
Actual	$1,000.00	$1,007.16	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.15%	$0.76

3

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Fees and Expenses (Continued)
NOVEMBER 30, 2008

	Beginning Account Value 06/01/08	Ending Account Value 11/30/08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Treasury Obligations Portfolio – Premium Shares				
Actual	$1,000.00	$1,004.75	0.63%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	0.63%	$3.19
Treasury Obligations Portfolio – Administrative Shares				
Actual	$1,000.00	$1,002.90	1.02%	$5.12
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	1.02%	$5.16

* *Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2008, and divided by the 366 days in the Portfolio's current fiscal year (to reflect the six-month period).*

4

The Milestone Funds

Treasury Obligations Portfolio

PORTFOLIO HOLDINGS* as of 07/31/09

SECURITY / COLLATERAL DESCRIPTION	MATURITY DATE	PAR AMOUNT
REPURCHASE AGREEMENTS (Repo)		
Overnight Treasury Repo, BNP Paribas Securities Corp	08/03/2009	600,000,000
Overnight Treasury Repo, Barclays Capital Inc	08/03/2009	185,200,000
Overnight Treasury Repo, UBS Securities LLC	08/03/2009	156,000,000
Overnight Treasury Repo, UBS Securities LLC	08/03/2009	90,000,000
Term Treasury Repo, Barclays Captial Inc.	08/03/2009	105,000,000
Term Treasury Repo, BNP Paribas Securities Corp.	08/31/2009	75,000,000
		1,211,200,000
TREASURY NOTES		
		0
TREASURY BILLS		
US Treasury Bills 08/06/2009	08/06/2009	23,000,000
US Treasury Bills 08/13/2009	08/13/2009	20,000,000
US Treasury Bills 08/20/2009	08/20/2009	25,000,000
US Treasury Bills 08/27/2009	08/27/2009	15,000,000
US Treasury Bills 09/10/2009	09/10/2009	10,000,000
US Treasury Bills 10/08/2009	10/08/2009	23,220,000
US Treasury Bills 10/22/2009	10/22/2009	55,000,000
US Treasury Bills 10/29/2009	10/29/2009	15,000,000
US Treasury Bills 11/05/2009	11/05/2009	20,000,000
US Treasury Bills 11/12/2009	11/12/2009	40,000,000
US Treasury Bills 11/19/2009	11/19/2009	145,000,000
US Treasury Bills 12/17/2009	12/17/2009	35,000,000
US Treasury Bills 12/31/2009	12/31/2009	25,000,000
US Treasury Bills 01/07/2010	01/07/2010	40,000,000
US Treasury Bills 04/01/2010	04/01/2010	105,000,000
		596,220,000
TOTAL		***1,807,420,000***

*This information is highly confidential and has been prepared in response to a request from an institutional investor. It is not for further distribution. This material must be preceded or accompanied by a current prospectus. To request a prospectus please call **1-800-941-MILE (6453)**.*

* *This information is excerpted from Fund Accounting and Internal Management Reports.*

Milestone Capital Management

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-722-1677 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-722-1677.

INVESTMENT ADVISOR

Capital Group, Inc.

410 North 44th, #1100

Phoenix, AZ  85018

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $ 14,000

2008 - $ 27,000

2007 - $ 13,000

(b)

Audit-Related Fees

2009 - None

2008 - None

2007 - None

(c)

Tax Fees

2009 – $  2,000

2008 – $  4,000

2007 – $  2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - None

2008 - None

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

 2008

     2007

Audit-Related Fees:

0.00%

 0.00%

    0.00%

Tax Fees:

0.00%

 0.00%

    0.00%

All Other Fees:

0.00%

 0.00%

    0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $ 2,000

2008 - $ 4,000

2007 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/6/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/6/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/6/09